RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES [abstract]
Schedule of right-of-use assets and lease liabilities
	2019
	Land use right (a)	Lease of Land use right	Total
	RMB’000	RMB’000	RMB’000

Cost
As at January 1	2,388,326	1,177,246	3,565,572
Additions	1,200	-	1,200
As at December 31	2,389,526	1,177,246	3,566,772

Accumulated depreciation
As at January 1	(463,830)	-	(463,830)
Additions	(51,946)	(13,378)	(65,324)
As at December 31	(515,776)	(13,378)	(529,154)

Net book value
As at December 31	1,873,750	1,163,868	3,037,618
As at January 1	1,924,496	1,177,246	3,101,742

Lease Liabilities	2018	2019
	RMB’000	RMB’000

Current	-	58,490
Non-current	-	1,117,936
	-	1,176,426

Schedule of amounts recognised in comprehensive income related to lease contracts
	2018	2019
	RMB’000	RMB’000

Depreciation charge of right-of-use assets	-	65,324
Interest expense on lease liabilities	-	57,670
Expense relating to short-term leases	-	684,037
	-	807,031

Schedule of aggregate carrying value of ownership certificates of land use right
	Carrying value as at December 31 2019 RMB’000	Reason for delay in obtaining the ownership certificates

Certain pieces of land associated with the operations of Guangshen Line IV, one of the railway lines operated by the Company	1,201,115

Due to the fact that Guangshen Line IV spans across several cities, counties and villages in China, it is practically cumbersome and time consuming for the Group to coordinate and execute the procedures for acquiring the respective land use rights certificates with the respective local bureaus and authorities governing the title registration and transfer, and therefore, the progress of acquiring the formal title certificates has been progressing slowly.